Disaggregated Revenue (Tables)	12 Months Ended
Sep. 30, 2024
Disaggregated Revenue [Abstract]
Schedule of Revenue by Major Product Categories	The following table presents revenue by major product categories for the years ended September 30, 2024, 2023 and 2022, respectively:
	September 30, 2024		September 30, 2023		September 30, 2022
Revenue Category	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue
Sales of display modules	$18,146,699	56%	$27,793,530	48%	$35,113,651	34%
Sales of polarizers	12,137,669	37%	27,526,662	48%	62,709,731	59%
Research and developments	-	-%	-	-%	5,715,914	5%
Others	2,178,845	7%	2,205,508	4%	1,877,450	2%
Total	$32,463,213	100%	$57,525,700	100%	$105,416,746	100%